Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Dialysis services	€ 12,558,644	€ 12,447,092	€ 11,420,415
Care Coordination	1,555,755	1,425,127	1,843,874
Health care services	14,114,399	13,872,219	13,264,289
Dialysis products	3,643,274	3,528,506	3,208,821
Non-dialysis products	101,390	75,830	73,763
Health care products	3,744,664	3,604,336	3,282,584
Total	17,859,063	17,476,555	16,546,873
Revenue from contracts with customers
Revenue
Dialysis services	12,558,644	12,447,092	11,420,415
Care Coordination	1,251,945	1,176,227	1,622,862
Health care services	13,810,589	13,623,319	13,043,277
Dialysis products	3,538,605	3,402,987	3,115,753
Non-dialysis products	101,390	75,830	73,763
Health care products	3,639,995	3,478,817	3,189,516
Total	17,450,584	17,102,136	16,232,793
Other revenue
Revenue
Care Coordination	303,810	248,900	221,012
Health care services	303,810	248,900	221,012
Dialysis products	104,669	125,519	93,068
Health care products	104,669	125,519	93,068
Total	€ 408,479	€ 374,419	€ 314,080